Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (264)	$ (406)	$ (406)	$ (489)	$ (398)
Other comprehensive income (loss) before reclassifications	80	(189)	127	89	(100)
Amounts reclassified from accumulated other comprehensive loss	(2)	4	15	(6)	9
Net current period other comprehensive income (loss)	78	(185)	142	83	(91)
Ending balance	(186)	(591)	(264)	(406)	(489)
Currency translation adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(136)	(212)	(212)	(336)	(257)
Other comprehensive income (loss) before reclassifications	87	(197)	67	124	(79)
Amounts reclassified from accumulated other comprehensive loss	(4)	0	9	0	0
Net current period other comprehensive income (loss)	83	(197)	76	124	(79)
Ending balance	(53)	(409)	(136)	(212)	(336)
Pension liability adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(134)	(194)	(194)	(153)	(140)
Other comprehensive income (loss) before reclassifications	2	8	54	(35)	(21)
Amounts reclassified from accumulated other comprehensive loss	2	4	6	(6)	8
Net current period other comprehensive income (loss)	4	12	60	(41)	(13)
Ending balance	(130)	(182)	(134)	(194)	(153)
Cash flow hedge adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	6				(1)
Other comprehensive income (loss) before reclassifications	(9)		6		0
Amounts reclassified from accumulated other comprehensive loss	0		0		1
Net current period other comprehensive income (loss)	(9)		6		1
Ending balance	$ (3)		$ 6